AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2020 (unaudited)

Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 82.4%
Industrial – 53.1%
Basic – 2.5%
Dow Chemical Co. (The) 3.00%, 11/15/22	$1,585	$1,630,141
DuPont de Nemours, Inc. 3.766%, 11/15/20	1,550	1,573,343
Glencore Finance Canada Ltd. 4.95%, 11/15/21 (a)	505	528,821
Glencore Funding LLC 3.00%, 10/27/22 (a)	225	228,339
PPG Industries, Inc. 3.60%, 11/15/20	2,000	2,026,520

5,987,164

Capital Goods – 7.0%
3M Co. 2.00%, 2/14/25	1,000	1,007,330
Boeing Co. (The)
2.30%, 8/01/21	250	251,300
2.70%, 5/01/22	1,150	1,169,515
2.80%, 3/01/23	800	819,184
Caterpillar Financial Services Corp.
1.90%, 9/06/22	700	703,787
2.95%, 2/26/22	915	938,836
CNH Industrial Capital LLC 4.375%, 11/06/20	950	966,977
General Dynamics Corp. 3.00%, 5/11/21	1,000	1,017,450
General Electric Co. Series G 3.15%, 9/07/22	1,100	1,132,956
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/21	1,015	1,025,739
John Deere Capital Corp.
1.95%, 6/13/22	636	640,846
2.30%, 6/07/21	1,100	1,109,548
Northrop Grumman Corp.
2.08%, 10/15/20	1,000	1,001,950
2.55%, 10/15/22	550	561,853
Rockwell Collins, Inc. 2.80%, 3/15/22	1,500	1,532,385
United Technologies Corp.
3.10%, 6/01/22	1,250	1,290,187
4.50%, 4/15/20	300	301,599
Waste Management, Inc. 2.90%, 9/15/22	1,590	1,637,032

17,108,474

Communications - Media – 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 7/23/22	1,750	1,848,997
Comcast Corp.
1.625%, 1/15/22	1,200	1,199,976
3.125%, 7/15/22	700	724,584
Principal Amount (000)	U.S. $ Value

Discovery Communications LLC 3.45%, 3/15/25	$1,000	$1,055,200
Fox Corp. 4.03%, 1/25/24 (a)	1,150	1,238,124
Omnicom Group, Inc./Omnicom Capital, Inc. 3.625%, 5/01/22	1,000	1,039,400
Time Warner Cable LLC 4.00%, 9/01/21	5	5,122
ViacomCBS, Inc 3.375%, 3/01/22	1,100	1,129,161
ViacomCBS, Inc. 4.25%, 9/01/23	1,000	1,073,770
Walt Disney Co. (The)
2.157% (LIBOR 3 Month + 0.25%), 9/01/21(b)	725	727,248
3.00%, 9/15/22	1,400	1,450,008

11,491,590

Communications - Telecommunications – 2.6%
AT&T, Inc.
3.00%, 6/30/22	850	871,190
3.067% (LIBOR 3 Month + 1.18%), 6/12/24(b)	610	621,511
3.20%, 3/01/22	200	205,508
3.80%, 3/15/22	515	536,012
Crown Castle International Corp. 2.25%, 9/01/21	2,010	2,022,462
Verizon Communications, Inc.
2.45%, 11/01/22	1,700	1,732,317
3.45%, 3/15/21	200	203,992

6,192,992

Consumer Cyclical - Automotive – 2.2%
BMW Finance NV 2.25%, 8/12/22 (a)	675	681,811
BMW US Capital LLC 3.40%, 8/13/21 (a)	1,065	1,091,689
Daimler Finance North America LLC 2.45%, 5/18/20 (a)	1,000	1,001,810
Ford Motor Credit Co. LLC
2.425%, 6/12/20	400	400,384
3.336%, 3/18/21	325	328,494
General Motors Co. 2.694% (LIBOR 3 Month + 0.80%), 8/07/20 (b)	125	125,136
General Motors Financial Co., Inc. 2.45%, 11/06/20	220	220,680
Harley-Davidson Financial Services, Inc. 3.55%, 5/21/21 (a)	1,025	1,045,510
Nissan Motor Acceptance Corp. 2.15%, 9/28/20 (a)	455	455,396

5,350,910

Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 1.4%
DR Horton, Inc. 2.55%, 12/01/20	$1,000	$1,004,710
Marriott International, Inc./MD
2.30%, 1/15/22	1,465	1,477,584
Series Y
2.507% (LIBOR 3 Month + 0.60%), 12/01/20(b)	800	802,472

3,284,766

Consumer Cyclical - Restaurants – 1.5%
McDonald's Corp. 3.35%, 4/01/23	1,650	1,729,497
Starbucks Corp.
2.10%, 2/04/21	100	100,378
2.20%, 11/22/20	477	478,603
2.70%, 6/15/22	1,025	1,046,638
3.10%, 3/01/23	375	389,666

3,744,782

Consumer Non-Cyclical – 14.2%
AbbVie, Inc.
2.30%, 5/14/21	650	654,023
2.30%, 11/21/22(a)	400	404,544
2.50%, 5/14/20	17	17,019
2.85%, 5/14/23	415	427,363
3.375%, 11/14/21	815	836,997
Allergan Funding SCS 3.00%, 3/12/20	610	610,183
Altria Group, Inc. 2.85%, 8/09/22	400	409,580
AmerisourceBergen Corp. 3.50%, 11/15/21	945	969,542
Amgen, Inc. 2.65%, 5/11/22	2,000	2,035,160
Archer-Daniels-Midland Co. 3.375%, 3/15/22	1,110	1,147,285
Baxalta, Inc. 3.60%, 6/23/22	23	23,731
Biogen, Inc. 3.625%, 9/15/22	54	56,512
Bristol-Myers Squibb Co.
2.25%, 8/15/21(a)	700	706,230
2.60%, 5/16/22(a)	600	612,222
2.75%, 2/15/23(a)	225	231,444
2.875%, 2/19/21(a)	480	485,035
3.25%, 2/20/23(a)	200	208,514
Bunge Ltd. Finance Corp. 3.50%, 11/24/20	1,375	1,391,307
Cardinal Health, Inc. 2.616%, 6/15/22	1,075	1,091,501
Cigna Corp.
3.40%, 9/17/21	1,615	1,657,410
4.75%, 11/15/21(a)	300	314,919
CommonSpirit Health 2.76%, 10/01/24	1,000	1,032,450
Principal Amount (000)	U.S. $ Value

Conagra Brands, Inc. 2.378% (LIBOR 3 Month + 0.50%), 10/09/20 (b)	$1,000	$1,001,550
Constellation Brands, Inc. 2.70%, 5/09/22	1,550	1,577,249
CVS Health Corp.
2.125%, 6/01/21	400	401,880
3.35%, 3/09/21	400	406,908
3.70%, 3/09/23	600	629,904
DH Europe Finance II Sarl 2.05%, 11/15/22	2,300	2,318,308
Gilead Sciences, Inc.
1.95%, 3/01/22	565	568,520
2.55%, 9/01/20	1,000	1,004,110
Keurig Dr Pepper, Inc. 3.551%, 5/25/21	1,300	1,330,043
Kraft Heinz Foods Co. 2.80%, 7/02/20	13	13,026
McCormick & Co., Inc./MD 3.15%, 8/15/24	1,255	1,317,788
Medtronic, Inc. 3.15%, 3/15/22	40	41,288
Merck & Co., Inc. 2.75%, 2/10/25	1,130	1,184,805
Molson Coors Beverage Co. 2.25%, 3/15/20	375	375,019
Philip Morris International, Inc. 3.25%, 11/10/24	1,000	1,061,860
Reynolds American, Inc. 6.875%, 5/01/20	1,000	1,011,900
Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	1,340	1,387,959
Tyson Foods, Inc.
2.25%, 8/23/21	1,160	1,169,500
2.457% (LIBOR 3 Month + 0.55%), 6/02/20(b)	475	475,532
4.50%, 6/15/22	270	284,963
Zimmer Biomet Holdings, Inc.
2.653% (LIBOR 3 Month + 0.75%), 3/19/21(b)	1,055	1,055,063
3.15%, 4/01/22	450	460,872

34,401,018

Energy – 4.8%
BP Capital Markets America, Inc.
2.75%, 5/10/23	375	386,423
3.245%, 5/06/22	1,775	1,836,859
Chevron Corp. 2.895%, 3/03/24	1,380	1,444,170
Energy Transfer Operating LP
4.25%, 3/15/23	1,000	1,052,210
4.65%, 6/01/21	10	10,267
Enterprise Products Operating LLC 5.20%, 9/01/20	55	56,044
Exxon Mobil Corp. 2.709%, 3/06/25	1,000	1,042,920
Principal Amount (000)	U.S. $ Value

Kinder Morgan Energy Partners LP 5.30%, 9/15/20	$5	$5,102
MPLX LP 2.985% (LIBOR 3 Month + 1.10%), 9/09/22 (b)	1,250	1,255,425
ONEOK, Inc. 4.25%, 2/01/22	1,000	1,038,340
Phillips 66 4.30%, 4/01/22	1,550	1,631,111
Schlumberger Finance Canada Ltd. 2.20%, 11/20/20 (a)	1,000	1,003,070
Western Midstream Operating LP 4.00%, 7/01/22	945	973,038

11,734,979

Services – 3.0%
Amazon.com, Inc. 2.50%, 11/29/22	600	614,784
Booking Holdings, Inc. 2.75%, 3/15/23	1,685	1,734,741
eBay, Inc. 2.15%, 6/05/20	830	830,780
Global Payments, Inc. 2.65%, 2/15/25	835	855,241
Mastercard, Inc. 2.00%, 11/21/21	1,590	1,603,356
Moody's Corp.
3.25%, 6/07/21	200	203,798
4.50%, 9/01/22	1,300	1,377,519

7,220,219

Technology – 8.4%
Analog Devices, Inc.
2.875%, 6/01/23	685	704,865
2.95%, 1/12/21	1,255	1,267,927
Apple, Inc. 1.70%, 9/11/22	1,850	1,858,307
Baidu, Inc. 2.875%, 7/06/22	375	380,171
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.00%, 1/15/22	625	636,550
Broadcom, Inc. 3.125%, 10/15/22 (a)	1,260	1,292,911
Fidelity National Information Services, Inc. 3.50%, 4/15/23	1,700	1,783,521
Fiserv, Inc. 2.75%, 7/01/24	1,098	1,132,005
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	75	75,799
Honeywell International, Inc. 2.15%, 8/08/22	1,300	1,317,550
IBM Credit LLC 3.60%, 11/30/21	255	264,088
Intel Corp. 3.70%, 7/29/25	1,025	1,125,522
International Business Machines Corp.
Principal Amount (000)	U.S. $ Value

2.85%, 5/13/22	$500	$513,170
2.875%, 11/09/22	200	206,344
Lam Research Corp. 2.80%, 6/15/21	1,583	1,605,035
Oracle Corp.
1.90%, 9/15/21	1,175	1,179,876
3.625%, 7/15/23	750	799,800
QUALCOMM, Inc.
2.60%, 1/30/23	1,000	1,024,250
3.00%, 5/20/22	990	1,018,314
Texas Instruments, Inc. 2.625%, 5/15/24	1,325	1,375,628
VMware, Inc. 2.30%, 8/21/20	800	801,648

20,363,281

Transportation - Railroads – 0.4%
Union Pacific Corp. 3.20%, 6/08/21	1,040	1,060,654

Transportation - Services – 0.4%
United Parcel Service, Inc. 2.05%, 4/01/21	1,050	1,054,841

128,995,670

Financial Institutions – 20.2%
Banking – 14.5%
American Express Co.
2.20%, 10/30/20	200	200,508
2.75%, 5/20/22	265	270,769
American Express Credit Corp. 2.375%, 5/26/20	1,500	1,501,845
Bank of America Corp.
2.597% (LIBOR 3 Month + 0.65%), 6/25/22(b)	785	789,286
2.881%, 4/24/23	1,175	1,200,803
3.124%, 1/20/23	200	204,832
5.00%, 5/13/21	30	31,245
Bank of New York Mellon Corp. (The)
1.95%, 8/23/22	870	876,777
2.661%, 5/16/23	750	764,783
Capital One NA
2.15%, 9/06/22	750	756,690
2.95%, 7/23/21	1,100	1,118,062
Citibank NA 3.165%, 2/19/22	675	684,585
Citigroup, Inc.
2.876%, 7/24/23	1,185	1,211,402
3.142%, 1/24/23	325	332,530
Commonwealth Bank of Australia 2.25%, 3/10/20 (a)	1,000	1,000,570
Danske Bank A/S 2.80%, 3/10/21 (a)	1,070	1,080,400
Discover Bank
2.45%, 9/12/24	350	354,102
3.10%, 6/04/20	255	255,819
3.35%, 2/06/23	1,125	1,168,391
Principal Amount (000)	U.S. $ Value

Fifth Third Bancorp 3.50%, 3/15/22	$53	$54,776
Fifth Third Bank/Cincinnati OH 2.20%, 10/30/20	1,750	1,755,477
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	48	48,205
2.908%, 6/05/23	300	306,453
3.00%, 4/26/22	1,050	1,065,057
Series D
6.00%, 6/15/20	40	40,602
HSBC Bank USA NA 4.875%, 8/24/20	1,000	1,017,080
JPMorgan Chase & Co.
2.40%, 6/07/21	225	227,048
2.776%, 4/25/23	2,045	2,086,554
4.50%, 1/24/22	95	100,053
Manufacturers & Traders Trust Co. 2.05%, 8/17/20	355	355,476
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	215	217,840
3.535%, 7/26/21	850	872,159
Mizuho Financial Group, Inc. 2.632%, 4/12/21 (a)	220	222,383
Morgan Stanley 2.625%, 11/17/21	1,435	1,456,798
Nationwide Building Society 4.363%, 8/01/24 (a)	200	214,232
PNC Financial Services Group, Inc. (The) 5.125%, 2/08/20	30	30,009
Regions Bank/Birmingham AL 3.374%, 8/13/21	1,165	1,174,297
Royal Bank of Canada Series G 1.95%, 1/17/23	1,500	1,509,090
Santander Holdings USA, Inc. 3.244%, 10/05/26 (a)	965	989,752
Synchrony Bank 3.65%, 5/24/21	1,025	1,047,283
Truist Bank 3.525%, 10/26/21	1,125	1,139,456
Truist Financial Corp.
2.15%, 2/01/21	200	200,754
3.20%, 9/03/21	830	848,136
US Bank NA/Cincinnati OH 3.15%, 4/26/21	550	559,686
Wells Fargo Bank NA
2.082%, 9/09/22	650	653,055
2.897%, 5/27/22	1,555	1,577,516
Zions Bancorp NA 3.50%, 8/27/21	1,555	1,593,066

35,165,692

Finance – 0.9%
AIG Global Funding
2.30%, 7/01/22(a)	500	504,875
3.35%, 6/25/21(a)	600	613,182
Principal Amount (000)	U.S. $ Value

Air Lease Corp. 2.50%, 3/01/21	$1,015	$1,022,359

2,140,416

Other Finance – 0.5%
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/23	1,180	1,229,171

REITS – 4.3%
American Tower Corp.
2.25%, 1/15/22	675	680,035
3.00%, 6/15/23	575	594,906
3.50%, 1/31/23	600	626,928
Equinix, Inc. 5.875%, 1/15/26	1,790	1,898,295
Healthpeak Properties, Inc. 3.40%, 2/01/25	1,000	1,058,380
Kimco Realty Corp.
3.20%, 5/01/21	1,370	1,391,290
3.40%, 11/01/22	200	207,828
Realty Income Corp. 3.25%, 10/15/22	1,350	1,399,383
Ventas Realty LP 3.10%, 1/15/23	119	122,937
Welltower, Inc. 4.00%, 6/01/25	1,000	1,093,250
Weyerhaeuser Co. 3.25%, 3/15/23	1,400	1,444,744

10,517,976

49,053,255

Utility – 9.1%
Electric – 8.6%
American Electric Power Co., Inc. 2.15%, 11/13/20	1,050	1,052,688
Berkshire Hathaway Energy Co. 2.375%, 1/15/21	650	654,244
CenterPoint Energy, Inc. 2.50%, 9/01/22	1,855	1,881,322
Dominion Energy, Inc. 2.715%, 8/15/21	1,500	1,515,465
DTE Energy Co.
Series B
3.30%, 6/15/22	1,865	1,918,302
Series D
3.70%, 8/01/23	325	343,161
Edison International 2.125%, 4/15/20	555	554,745
Entergy Corp. 4.00%, 7/15/22	78	81,655
Eversource Energy 2.50%, 3/15/21	1,920	1,934,381
Exelon Corp.
2.45%, 4/15/21	548	551,628
2.85%, 6/15/20	145	145,381
Principal Amount (000)	U.S. $ Value

Florida Power & Light Co. 2.308% (LIBOR 3 Month + 0.40%), 5/06/22 (b)	$400	$400,068
National Rural Utilities Cooperative Finance Corp. 2.90%, 3/15/21	1,673	1,696,288
NextEra Energy Capital Holdings, Inc.
2.403%, 9/01/21	1,778	1,796,438
2.80%, 1/15/23	600	616,068
Pinnacle West Capital Corp. 2.25%, 11/30/20	1,000	1,002,870
Public Service Enterprise Group, Inc. 2.65%, 11/15/22	1,595	1,629,085
Sempra Energy 2.875%, 10/01/22	1,625	1,664,309
Southern Co. (The) 2.35%, 7/01/21	1,500	1,510,740
TECO Finance, Inc. 5.15%, 3/15/20	10	10,035

20,958,873

Other Utility – 0.5%
American Water Capital Corp. 3.40%, 3/01/25	1,135	1,213,689

22,172,562

Total Corporates - Investment Grade (cost $198,253,612)	200,221,487

ASSET-BACKED SECURITIES – 4.2%
Autos - Fixed Rate – 1.8%
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	1,058	1,060,795
Ford Credit Floorplan Master Owner Trust
Series 2017-1, Class A1
2.07%, 5/15/22	175	175,171
Series 2017-2, Class A1
2.16%, 9/15/22	1,000	1,002,320
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A3 1.97%, 5/16/22 (a)	808	808,740
Honda Auto Receivables Owner Trust Series 2017-3, Class A4 1.98%, 11/20/23	400	401,364
USAA Auto Owner Trust Series 2017-1, Class A4 1.88%, 9/15/22	1,000	1,000,295

4,448,685

Credit Cards - Fixed Rate – 1.2%
Cabela's Credit Card Master Note Trust Series 2013-1A, Class A 2.71%, 2/17/26 (a)	120	123,408
Principal Amount (000)	U.S. $ Value

Chase Issuance Trust Series 2014-A2, Class A2 2.77%, 3/15/23	$105	$106,420
World Financial Network Credit Card Master Trust
Series 2017-C, Class A
2.31%, 8/15/24	1,400	1,404,815
Series 2018-B, Class A
3.46%, 7/15/25	1,350	1,387,413

3,022,056

Other ABS - Fixed Rate – 1.2%
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/20 (a)	67	67,043
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25(a)	23	23,344
Series 2017-2, Class A
3.28%, 2/25/26(a)	153	153,905
Series 2017-5, Class A2
2.78%, 9/25/26(a)	693	697,319
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 8/25/27 (a)	1,000	1,011,954
Verizon Owner Trust Series 2017-3A, Class A1A 2.06%, 4/20/22 (a)	864	865,195

2,818,760

Total Asset-Backed Securities (cost $10,218,212)	10,289,501

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 3.6%
United States – 3.6%
Chicago Housing Authority
Series 2018B
3.324%, 1/01/22	1,000	1,028,810
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2020A
1.864%, 11/01/21	500	503,000
Colorado Health Facilities Authority
Series 2019B
2.185%, 11/01/21	800	804,112
2.237%, 11/01/22	100	100,899
2.396%, 11/01/23	1,050	1,066,800
New York State Dormitory Authority
Series 2020F
1.805%, 2/15/21	350	350,994
2.027%, 2/15/23	250	253,415
Ohio Turnpike & Infrastructure Commission
1.746%, 2/15/23(c)	700	702,093
Pennsylvania Turnpike Commission
Series 2019E
2.556%, 12/01/25	760	776,120
Regional Transportation Authority
Principal Amount (000)	U.S. $ Value

Series 2018A
3.013%, 5/29/20	$1,000	$1,004,220
State of Connecticut
Series 2018A
3.75%, 9/15/20	1,100	1,112,463
State of Wisconsin
Series 2020A
1.67%, 5/01/21(c)	1,000	1,001,850

Total Local Governments - US Municipal Bonds (cost $8,613,955)	8,704,776

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Non-Agency Floating Rate CMBS – 1.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.676% (LIBOR 1 Month + 1.00%), 11/15/33 (a) (b)	1,000	1,000,002
DBWF Mortgage Trust Series 2018-GLKS, Class A 2.688% (LIBOR 1 Month + 1.03%), 11/19/35 (a) (b)	1,000	999,387
Invitation Homes Trust Series 2018-SFR4, Class A 2.769% (LIBOR 1 Month + 1.10%), 1/17/38 (a) (b)	338	339,297
Starwood Retail Property Trust Series 2014-STAR, Class A 3.146% (LIBOR 1 Month + 1.47%), 11/15/27 (a) (b)	975	973,177

3,311,863

Non-Agency Fixed Rate CMBS – 0.8%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2 2.674%, 4/10/48	779	779,216
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 4/10/31 (a)	371	370,989
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353%, 12/15/47 (a)	750	777,350
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 3/10/49 (a)	100	100,624

2,028,179

Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp.
Series K021, Class A1
1.603%, 1/25/22	56	56,345
Series K025, Class A1
Principal Amount (000)	U.S. $ Value

1.875%, 4/25/22	$70	$70,183

126,528

Total Commercial Mortgage-Backed Securities (cost $5,428,838)	5,466,570

GOVERNMENTS - TREASURIES – 2.1%
United States – 2.1%
U.S. Treasury Notes 1.50%, 11/30/21 (cost $4,987,053)	5,000	5,012,500

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Risk Share Floating Rate – 1.3%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.011% (LIBOR 1 Month + 1.35%), 8/25/28(a) (b)	800	802,095
Series 2019-3A, Class M1B
3.261% (LIBOR 1 Month + 1.60%), 7/25/29(a) (b)	383	385,845
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 3.711% (LIBOR 1 Month + 2.05%), 7/25/49 (a) (b)	84	84,258
Federal National Mortgage Association Series 2014-C01, Class M2 6.061% (LIBOR 1 Month + 4.40%), 1/25/24 (b)	703	765,817
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1M2
8.411% (LIBOR 1 Month + 6.75%), 8/25/28(b)	439	486,759
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28(b)	597	656,978
Series 2016-C03, Class 1M1
3.661% (LIBOR 1 Month + 2.00%), 10/25/28(b)	14	13,665

3,195,417

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	258	257,283
Series 4459, Class CA
5.00%, 12/15/34	56	59,918

317,201

Total Collateralized Mortgage Obligations (cost $3,563,362)	3,512,618

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 6.5%
Investment Companies – 6.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(d) (e) (f) (cost $15,775,521)	15,775,521	$15,775,521

Total Investments – 102.4% (cost $246,840,553)(g)	248,982,973
Other assets less liabilities – (2.4)%	(5,895,955)

Net Assets – 100.0%	$243,087,018

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	11,250	12/06/20	2.985%	3 Month LIBOR	Semi-Annual/Quarterly	$(148,438)	$(129,965)	$(18,473)
USD	11,250	12/06/20	3 Month LIBOR	2.985%	Quarterly/Semi-Annual	150,642	—	150,642
USD	15,000	4/18/21	3 Month LIBOR	2.511%	Quarterly/Semi-Annual	279,123	—	279,123
__________ _________ __________
$281,327	$(129,965)	$411,292
__________ _________ __________
CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)%	Monthly	3.17%	USD	105	$782	$3,598	$(2,816)
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	1,560	11,752	139,324	(127,572)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	59	(3,642)	(8,066)	4,424
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	180	$(11,097)	$(17,647)	$6,550
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	32	(1,975)	(3,186)	1,211
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	335	(20,681)	(32,837)	12,156
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	18	(1,112)	(1,809)	697
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	224	(13,809)	(22,535)	8,726
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	291	(17,965)	(27,686)	9,721
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,716	(105,935)	(260,486)	154,551

$(163,682)	$(231,330)	$67,648

* Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $25,739,715 or 10.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,849,876 and gross unrealized depreciation of investments was $(228,516), resulting in net unrealized appreciation of $2,621,360.

Glossary:
ABS – Asset-Backed Securities
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CMBS – Commercial Mortgage-Backed Securities
LIBOR – London Interbank Offered Rates
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Corporates - Investment Grade	$—	$200,221,487	$—	$200,221,487
Asset-Backed Securities	—	10,289,501	—	10,289,501
Local Governments - US Municipal Bonds	—	8,704,776	—	8,704,776
Commercial Mortgage-Backed Securities	—	5,466,570	—	5,466,570
Governments - Treasuries	—	5,012,500	—	5,012,500
Collateralized Mortgage Obligations	—	3,512,618	—	3,512,618
Short-Term Investments	15,775,521	—	—	15,775,521

Total Investments in Securities	15,775,521	233,207,452	—	248,982,973
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	429,765	—	429,765
Credit Default Swaps	—	12,534	—	12,534
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(148,438)	—	(148,438)
Credit Default Swaps	—	(176,216)	—	(176,216)

Total	$15,775,521	$233,325,097	$—	$249,100,618(b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $3,694,807 and $1,000,090 for Asset-Backed Securities and Collateralized Mortgage Obligations, respectively,  were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund's transactions in AB mutual funds for the nine months ended January 31, 2020 is as follows:

Fund	Market Value 4/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,711	$142,109	$129,044	$15,776	$70